UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2023	Mar. 31, 2023
Non-current assets
Property, plant and equipment	€ 27,468	€ 24,839
Intangible assets	609,128	605,508
Deferred tax assets	30,904	34,810
Investments in joint ventures and associates	221	230
Other investments	7,541	7,051
Other non-current financial assets	15,323	14,207
Non-current assets	690,585	686,645
Current assets
Trade receivables	289,979	191,469
Other current receivables	43,504	31,369
Income tax receivables	2,181	1,681
Prepaid expenses	8,550	5,586
Cash and cash equivalents	221,613	240,546
Current assets	565,827	470,651
Total assets	1,256,412	1,157,296
Equity attributable to owners of the parent
Share capital	2,202	2,194
Share premium	1,856,085	1,852,339
Other equity	(111)	(117)
Other reserves	(971,198)	(970,623)
Accumulated losses	(875,726)	(883,420)
Equity attributable to owners of the parent	11,252	373
Non-controlling interests	6,346	5,970
Total equity	17,598	6,343
Non-current liabilities
Loans and borrowings	727,580	726,891
Other non-current financial liabilities	20,149	18,811
Deferred tax liabilities	5,657	7,663
Post-employment benefits	3,988	3,795
Provisions for other liabilities and charges	1,101	1,230
Non-current liabilities	758,475	758,390
Current liabilities
Trade payables	283,376	209,106
Other current liabilities	42,241	34,851
Accrued liabilities	51,807	54,639
Income tax liabilities	16,311	11,351
Provisions for other liabilities and charges	1,866	1,444
Loans and borrowings	64,064	61,945
Other current financial liabilities	20,674	19,227
Current liabilities	480,339	392,563
Total liabilities	1,238,814	1,150,953
Total equity and liabilities	€ 1,256,412	€ 1,157,296